Filed pursuant to Rule 497(e)

Registration Nos. 333-33607 and 811-08333

[CHAPMAN AND CUTLER LLP LETTERHEAD]

May 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                       Nuveen Investment Trust II

                         (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”) and its series, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Global Dividend Growth Fund and Nuveen Santa Barbara International Dividend Growth Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format summary information that mirrors the summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on April 16, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures